Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 674	$ 2,526	$ 2,893
Less: Accumulated depreciation	(286)	(1,349)	(1,034)
Property and equipment, net	388	1,177	1,859
Equipment and Furniture [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 417	$ 948	858
Equipment and Furniture [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimaed useful life	5 years	5 years
Equipment and Furniture [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimaed useful life	7 years	7 years
Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 216	$ 687	601
Estimaed useful life	5 years	5 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 41	$ 891	$ 850
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Useful Life, Lease Term [Member]	Useful Life, Lease Term [Member]